Summary of significant accounting policies - Schedule of intangible assets, net estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2021
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	10 years
Agency contract rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	Over the shorter of the contract period or expected useful lives
License for online transmission of audio/video programs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	Infinite life
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	5 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	5 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	3 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	10 years
Others [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	3 years
Licensed copyrights of content [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	2 years
Licensed copyrights of content [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	1 year